LEASE (Details) - Right-of use asset [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Weighted-average remaining lease term - operating lease (years)	2 years 3 months 29 days	3 years 3 months 29 days	2 years 6 months 29 days	8 months 1 day
Operating lease costs	$ 8,000	$ 8,000	$ 32,000	$ 40,000
Cash paid for operating cash flows from operating leases	8,000	8,000	30,000	40,000
Right-of-use assets obtained in exchange for new operating lease liability	$ 0	$ 111,000	$ 111,000	$ 0